Commitments and contingencies (Details) - Schedule of non cancellable operating lease agreements $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Non Cancellable Operating Lease Agreements Abstract
Remainder of 2022	$ 396
2023	202
2024	11
2025
2026
Total	$ 609